Convertible loans - Narrative (Details) $ in Thousands		3 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Gains (losses) on change in fair value of derivatives		(15,855)	$ (21,169)
Convertible loans, derivatives		22,092		$ 37,947
Convertible loans, short-term		$ 6,549		6,575
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 115,000
Number of borrowing components | borrowingComponent	2
Borrowings, interest rate	5.95%	5.95%
Exit fee	2.00%
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Loans received		$ 44,084
Facility Agreement with Deerfield Partners, L.P. | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.95%
Implied effective interest rate		6.70%
Loans received		$ 50,880		50,854
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings	65,000				$ 65,000
Gains (losses) on change in fair value of derivatives		(9,518)	(15,268)
Convertible loans, derivatives		$ 13,707		23,226
Interest expense on borrowings			2,219
Implied effective interest rate		23.00%
Loans received				42,874
Convertible loans, short-term		$ 3,614		3,631
Disbursement upon completion of IPO | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		803	$ 1,982
Convertible loans, short-term		2,935		2,944
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	50,000
Borrowings	$ 50,000
Gains (losses) on change in fair value of derivatives		(6,337)
Convertible loans, derivatives		8,385		$ 14,721
Increase (decrease) in credit derivative, fair value		$ 5,901